Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Other provisions	€ 29.2	€ 29.0
Provision used, other provisions	4.0
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 13.5	12.3
Estimated completion of activities	12 months
Provision used, other provisions	€ 3.8
Other
Disclosure of other provisions [line items]
Other provisions	8.4	9.4
Provision used, other provisions	0.2
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.3	€ 7.3
Provision used, other provisions	€ 0.0